Convertible Redeemable Preferred Shares - Summary of Changes in the Carrying Amount of Convertible Redeemable Preferred Shares (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Balance		¥ 8,879,894	¥ 7,080,078
Balance, Shares		94,697,306	90,494,234
Issuance		¥ 1,420,667	¥ 495,318
Issuance, Shares		11,731,035	4,203,072
Issuance upon conversion of convertible bonds		¥ 192,122
Issuance upon conversion of convertible bonds, Shares		10,906,031
Accretion	¥ 0	¥ 508,627	¥ 1,304,498
Convert to Class A Ordinary shares		¥ (5,263,152)
Convert to Class A Ordinary shares, Shares		(70,254,680)
Convert to Class B Ordinary shares		¥ (5,738,158)
Convert to Class B Ordinary shares, Shares		(47,079,692)
Balance			¥ 8,879,894
Balance, Shares			94,697,306
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance		¥ 445,275	¥ 361,963
Balance, Shares		9,497,040	9,497,040
Accretion		¥ 21,898	¥ 83,312
Convert to Class A Ordinary shares		¥ (467,173)
Convert to Class A Ordinary shares, Shares		(9,497,040)
Balance			¥ 445,275
Balance, Shares			9,497,040
Series B Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance		¥ 361,633	¥ 295,666
Balance, Shares		7,586,836	7,586,836
Accretion		¥ 17,207	¥ 65,967
Convert to Class A Ordinary shares		¥ (378,840)
Convert to Class A Ordinary shares, Shares		(7,586,836)
Balance			¥ 361,633
Balance, Shares			7,586,836
Series C Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance		¥ 1,705,435	¥ 1,393,992
Balance, Shares		33,320,256	33,320,256
Issuance upon conversion of convertible bonds		¥ 192,122
Issuance upon conversion of convertible bonds, Shares		10,906,031
Accretion		¥ 246,015	¥ 311,443
Convert to Class A Ordinary shares		¥ (1,467,859)
Convert to Class A Ordinary shares, Shares		(30,284,935)
Convert to Class B Ordinary shares		¥ (675,713)
Convert to Class B Ordinary shares, Shares		(13,941,352)
Balance			¥ 1,705,435
Balance, Shares			33,320,256
Series D Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance		¥ 1,153,593	¥ 1,005,852
Balance, Shares		10,068,160	10,068,160
Accretion		¥ 37,083	¥ 147,741
Convert to Class A Ordinary shares		¥ (940,464)
Convert to Class A Ordinary shares, Shares		(7,952,405)
Convert to Class B Ordinary shares		¥ (250,212)
Convert to Class B Ordinary shares, Shares		(2,115,755)
Balance			¥ 1,153,593
Balance, Shares			10,068,160
Series E Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Balance		¥ 5,213,958	¥ 4,022,605
Balance, Shares		34,225,014	30,021,942
Issuance		¥ 241,341	¥ 495,318
Issuance, Shares		1,953,652	4,203,072
Accretion		¥ 186,424	¥ 696,035
Convert to Class A Ordinary shares		¥ (916,388)
Convert to Class A Ordinary shares, Shares		(5,876,520)
Convert to Class B Ordinary shares		¥ (4,725,335)
Convert to Class B Ordinary shares, Shares		(30,302,146)
Balance			¥ 5,213,958
Balance, Shares			34,225,014
Series F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Issuance		¥ 1,179,326
Issuance, Shares		9,777,383
Convert to Class A Ordinary shares		¥ (1,092,428)
Convert to Class A Ordinary shares, Shares		(9,056,944)
Convert to Class B Ordinary shares		¥ (86,898)
Convert to Class B Ordinary shares, Shares		(720,439)